Accounts Receivable, Net - Schedule of Provision for Doubtful Accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Provision for Doubtful Accounts [Abstract]
Beginning	$ 186,589	$ 218,775
Additions/ Recovery	(114,667)	(26,209)
Exchange rate difference	(17,898)	(5,977)
Balance	$ 54,024	$ 186,589